RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 09, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Solutions and intellectual property exchange rate	$ 1.00
Due to related party		$ 88,042		$ 71,892	$ 71,892
Interest rate		10.00%		10.00%
Interest expense		$ 6,609	$ 7,189	$ 8,003	8,003
Proceeds from related parties advances				$ 16,150	$ 0
Asset Purchase Agreement [Member]
Acquisition of assets	as the transaction occurred between entities under common control the assets were recorded as their historical basis which was determined to be $0